NORTHERN LIGHTS VARIABLE TRUST

February 26, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Variable Trust	-	JNF Exceed Defined Shield Index Portfolio

Post Effective Amendment No. 157 to the Registration Statement on Form N-1A (File No. 333- 131820, CIK No. 0001352621)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Variable Trust (the “Trust”), on behalf of JNF Exceed Defined Shield Index Portfolio pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendment to the Trust’s registration statement on Form N-1A (the “Amendment”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
JNF Exceed Defined Shield Index Portfolio	157	0001580642-16-006983	February 22, 2016

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2619.

Very truly yours,

/s/ James Ash

James Ash

Secretary